Schedule of Investments (unaudited) October 31, 2021	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Michigan — 136.0%

Corporate — 3.3%
Monroe County Economic Development Corp., Refunding RB, Series AA, (NPFGC), 6.95%, 09/01/22	$14,500	$15,296,253

County/City/Special District/School District — 25.9%
Battle Creek School District, Refunding GO, (Q-SBLF), 5.00%, 05/01/37	1,170	1,369,591
Berkley School District, GO, (Q-SBLF), 5.00%, 05/01/35	2,965	3,377,295
Byron Center Public Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/43	4,475	5,290,466
Series I, (Q-SBLF), 5.00%, 05/01/47	740	871,150
Columbia School District, GO, (Q-SBLF), 5.00%, 11/01/23(a)	5,185	5,670,093
County of Saginaw Michigan, GO, 4.00%, 11/01/42	2,000	2,263,900
Dearborn School District, GO
Series A, (Q-SBLF), 5.00%, 11/01/23(a)	1,500	1,640,336
Series A, (Q-SBLF), 5.00%, 05/01/33	1,600	1,739,774
Series A, (Q-SBLF), 5.00%, 05/01/34	1,200	1,304,060
Dowagiac Union School District, GO, (Q-SBLF), 5.00%, 05/01/41	1,140	1,325,727
East Lansing School District, GO, Series I, (Q-SBLF), 5.00%, 05/01/42	1,000	1,183,827
Farmington Public School District, Refunding GO
(AGM), 5.00%, 05/01/33	1,500	1,724,028
(AGM), 5.00%, 05/01/34	1,500	1,722,141
(AGM), 5.00%, 05/01/35	1,000	1,146,994
Fraser Public School District, Refunding GO
(Q-SBLF), 5.00%, 05/01/43	2,000	2,363,404
(Q-SBLF), 5.00%, 05/01/47	3,225	3,795,187
Gibraltar School District, GO, (Q-SBLF), 5.00%, 05/01/36	750	911,782
Grandville Public Schools, GO
Series I, (AGM), 4.00%, 05/01/38	910	1,057,950
Series II, (AGM), 5.00%, 05/01/40	3,250	3,689,446
Gull Lake Community School District, GO, Series I, (Q-SBLF), 5.00%, 05/01/45	4,000	4,832,476
Hudsonville Public Schools, GO
Series I, (Q-SBLF), 4.00%, 05/01/43	1,875	2,157,381
Series I, (Q-SBLF), 4.00%, 05/01/44	1,950	2,239,407
Series I, (Q-SBLF), 4.00%, 05/01/45	2,040	2,339,739
Jackson Public Schools, GO, (Q-SBLF), 5.00%, 05/01/42	4,000	4,821,800
Kentwood Public Schools, GO
5.00%, 05/01/41	1,120	1,311,948
5.00%, 05/01/44	1,815	2,119,559
Livonia Public Schools, GO, Series I, (AGM), 5.00%, 05/01/23(a)	5,000	5,353,915
Mattawan Consolidated School District, GO, Series I, (Q-SBLF), 5.00%, 05/01/25(a)	3,375	3,902,141
Michigan Finance Authority, RB
5.00%, 11/01/34	215	264,254
5.00%, 11/01/38	2,500	3,055,890
5.00%, 11/01/43	4,000	4,866,400
Series H-1, 5.00%, 10/01/39(a)	5,400	6,038,280
Mona Shores Public Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/42	1,000	1,231,311
Series I, (Q-SBLF), 5.00%, 05/01/43	1,025	1,261,335
Series I, (Q-SBLF), 5.00%, 05/01/44	1,525	1,875,152
Portage Public Schools GO, 4.00%, 11/01/44(b)	3,940	4,630,489

Security	Par (000)	Value

County/City/Special District/School District (continued)
Swartz Creek Community Schools, GO, (Q-SBLF), 5.00%, 05/01/44	$4,270	$5,224,127
Troy School District, GO, (Q-SBLF), 5.00%, 11/01/23(a)	2,000	2,187,114
Walled Lake Consolidated School District, GO, (Q-SBLF), 5.00%, 11/01/23(a)	7,010	7,665,835
West Ottawa Public Schools, GO(b)
(AGM), 4.00%, 11/01/39	1,105	1,311,437
(AGM), 4.00%, 11/01/40	800	949,553
(AGM), 4.00%, 11/01/41	845	1,002,938
(AGM), 4.00%, 11/01/46	1,725	2,023,680
Zeeland Public Schools, GO
Series A, (AGM), 5.00%, 05/01/25(a)	2,000	2,312,380
Series A, (AGM), 5.00%, 05/01/33	1,000	1,144,215

		118,569,907

Education — 29.8%
Grand Valley State University, RB, 5.00%, 12/01/43	1,600	1,932,192
Lake Superior State University, RB, (AGM), 5.00%, 01/15/48	3,750	4,417,609
Michigan Finance Authority, Refunding RB
4.00%, 02/01/29	700	761,667
5.00%, 02/01/33	830	932,274
4.00%, 12/01/33	1,720	1,823,403
5.00%, 12/01/36	1,550	1,673,264
5.00%, 09/01/40	1,000	1,118,035
5.00%, 12/01/40	2,900	3,073,165
5.00%, 12/01/45	4,400	4,627,190
4.00%, 09/01/46	1,750	1,976,551
Series 25-A, AMT, 4.00%, 11/01/29	5,900	6,091,231
Series 25-A, AMT, 4.00%, 11/01/30	2,850	2,941,836
Series 25-A, AMT, 4.00%, 11/01/31	3,150	3,250,898
Michigan State University, Refunding RB, Series A, 2.75%, 08/15/38	10,000	10,772,680
Michigan Technological University, RB, Series A, 5.00%, 10/01/45	1,800	2,065,235
Michigan Technological University, Refunding RB
5.00%, 10/01/31	1,080	1,426,340
5.00%, 10/01/32	1,250	1,645,699
5.00%, 10/01/33	1,325	1,728,180
5.00%, 10/01/34	1,400	1,814,782
Oakland University, RB
5.00%, 03/01/32	400	406,168
5.00%, 03/01/41	3,635	4,238,366
Series A, 5.00%, 03/01/38	5,490	5,813,707
Series A, 5.00%, 03/01/43	16,845	17,805,434
University of Michigan, RB, Series A, 5.00%, 04/01/39	3,425	3,777,635
Wayne State University, RB, Series A, 5.00%, 11/15/40	13,000	14,136,928
Western Michigan University, RB, Series A, (AGM), 5.00%, 11/15/51	5,000	6,176,125
Western Michigan University, Refunding RB
(AGM), 5.00%, 11/15/23(a)	1,750	1,916,738
5.25%, 11/15/23(a)	8,475	9,325,466
(AGM), 5.25%, 11/15/23(a)	1,000	1,100,350
5.00%, 11/15/44	5,650	6,938,844
5.00%, 11/15/49	8,680	10,657,417

		136,365,409

Health — 32.0%
Grand Traverse County Hospital Finance Authority, RB
Series A, 5.00%, 07/01/44	4,230	4,681,692
Series A, 5.00%, 07/01/47	2,200	2,430,129

1

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Grand Traverse County Hospital Finance Authority, RB (continued)
Series A, 5.00%, 07/01/49	$2,610	$3,145,637
Series B, 4.00%, 07/01/49	2,000	2,244,946
Grand Traverse County Hospital Finance Authority, Refunding RB
5.00%, 07/01/32	2,135	2,804,959
5.00%, 07/01/33	1,125	1,465,558
5.00%, 07/01/34	1,180	1,529,469
Kalamazoo Economic Development Corp., Refunding RB
5.00%, 05/15/32	865	956,296
5.00%, 05/15/42	425	461,238
Kentwood Economic Development Corp., RB, 4.00%, 11/15/45	750	824,128
Kentwood Economic Development Corp., Refunding RB, 5.00%, 11/15/41	2,335	2,692,383
Michigan Finance Authority, RB
5.00%, 11/15/36	2,500	2,607,180
Series S, 4.00%, 11/01/46	1,025	1,116,157
Michigan Finance Authority, Refunding RB
5.00%, 12/01/21(a)	16,690	16,754,623
5.00%, 06/01/24(a)	1,500	1,678,445
5.00%, 11/01/32	4,000	4,183,116
5.00%, 11/15/37	3,000	3,567,231
5.00%, 11/15/41	1,000	1,169,173
5.00%, 11/15/45	3,750	4,151,993
3.25%, 12/01/45	19,735	23,065,736
4.00%, 11/15/46	8,500	9,308,078
Series S, 5.00%, 05/15/32	1,000	1,149,452
Series S, 5.00%, 05/15/33	2,000	2,296,632
Series S, 5.00%, 05/15/34	6,500	7,456,839
Series S, 5.00%, 05/15/35	4,945	5,667,934
Michigan State Hospital Finance Authority, Refunding RB
Series A, 5.00%, 06/01/35	2,250	2,310,287
Series C, 4.00%, 06/01/22(a)	5,300	5,416,717
Michigan Strategic Fund, Refunding RB, 5.00%, 11/15/43	1,220	1,391,699
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	27,365	30,029,474

		146,557,201

Housing — 6.6%
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 4.45%, 10/01/34	1,000	1,042,065
Series A, 4.63%, 10/01/39	3,490	3,621,566
Series A, 4.30%, 10/01/40	3,320	3,540,644
Series A, 4.00%, 10/01/43	7,420	8,061,637
Series A, 4.75%, 10/01/44	5,000	5,162,345
Series A, 2.45%, 10/01/46	5,000	4,838,115
AMT, (GNMA), 4.75%, 04/20/37	2,850	2,853,086
Michigan State Housing Development Authority, RB, S/F Housing, Series A, 4.00%, 12/01/44	1,220	1,266,504

		30,385,962

State — 21.7%
Flint Economic Development Corp., RB, 5.25%, 10/01/41	4,950	4,967,568
Michigan Finance Authority, RB
Series F, 5.00%, 04/01/31	1,000	1,003,516
Series F, 5.25%, 10/01/41	8,595	8,625,504
Michigan State Building Authority, Refunding RB Series I, 5.00%, 04/15/41	4,750	5,555,191

Security	Par (000)	Value

State (continued)
Michigan State Building Authority, Refunding RB (continued)
Series I, 4.00%, 10/15/46	$6,250	$7,314,725
Michigan Strategic Fund, RB
Series A, 5.25%, 10/15/40	3,000	3,476,271
AMT, (AGM), 4.25%, 12/31/38	14,000	16,389,562
AMT, 5.00%, 12/31/43	15,000	17,740,260
Michigan Strategic Fund, Refunding RB, 5.25%, 10/15/31	7,000	7,026,299
State of Michigan Trunk Line Revenue, RB
4.00%, 11/15/44	1,910	2,249,814
4.00%, 11/15/46	11,000	12,861,706
Series B, 4.00%, 11/15/45	8,000	9,280,976
State of Michigan, COP, (AMBAC), 0.00%, 06/01/22(c)(d)	3,000	2,995,707

		99,487,099

Tobacco — 1.7%
Michigan Finance Authority, Refunding RB, Series A, Class 1, 4.00%, 06/01/40	1,250	1,466,892
Michigan Finance Authority, Refunding RB, CAB, Series B-2, Class 2, 0.00%, 06/01/65(d)	50,000	6,343,450

		7,810,342

Transportation — 6.6%
Wayne County Airport Authority, ARB
Series A, 5.00%, 12/01/42	1,000	1,207,008
Series A, 5.00%, 12/01/46	2,000	2,510,198
Series D, 5.00%, 12/01/35	3,850	4,480,919
Series D, 5.00%, 12/01/45	7,500	8,608,695
Series B, AMT, 5.00%, 12/01/42	1,000	1,191,633
Series B, AMT, 5.00%, 12/01/47	1,250	1,480,976
Series C, AMT, 5.00%, 12/01/39	1,475	1,653,236
Wayne County Airport Authority, Refunding ARB, Series F, AMT, 5.00%, 12/01/34	8,000	9,269,584

		30,402,249

Utilities — 8.4%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(a)	2,655	2,743,786
City of Detroit Michigan Water Supply System Revenue, RB, Series A, Senior Lien, (NATL), 5.00%, 07/01/34	10	10,035
City of Grand Rapids Michigan Sanitary Sewer System Revenue, Refunding RB, Series A, (NATL), 5.50%, 01/01/22	280	282,402
City of Port Huron Michigan Water Supply System Revenue, RB
5.25%, 10/01/31	500	501,831
5.63%, 10/01/40	1,500	1,505,737
Downriver Utility Wastewater Authority, Refunding RB, (AGM), 5.00%, 04/01/43	1,000	1,185,034
Great Lakes Water Authority Water Supply System Revenue, RB, Series B, 2nd Lien, 5.00%, 07/01/46	10,000	11,532,030
Karegnondi Water Authority, Refunding RB
5.00%, 11/01/41	2,750	3,268,358
5.00%, 11/01/45	3,000	3,565,503
Michigan Finance Authority, Refunding RB
Series D-1, 5.00%, 07/01/34	2,000	2,298,174
Series D-1, 5.00%, 07/01/35	750	861,090
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/31	1,000	1,112,724
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/32	5,250	5,837,659

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Michigan Finance Authority, Refunding RB (continued) Series C-3, Senior Lien, (AGM), 5.00%, 07/01/33	$3,000	$3,333,126
Michigan Strategic Fund, RB, AMT, 4.00%, 10/01/61(e)	445	494,376

		38,531,865

Total Municipal Bonds in Michigan		623,406,287

Puerto Rico — 4.6%

State — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	534	593,966
Series A-1, Restructured, 5.00%, 07/01/58	825	931,392
Series A-2, Restructured, 4.33%, 07/01/40	1,109	1,216,129
Series A-2, Restructured, 4.78%, 07/01/58	103	114,764
Series B-1, Restructured, 4.75%, 07/01/53	616	682,889
Series B-1, Restructured, 5.00%, 07/01/58	7,451	8,392,553
Series B-2, Restructured, 4.33%, 07/01/40	5,880	6,458,845
Series B-2, Restructured, 4.78%, 07/01/58	597	664,679
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	6,295	2,050,294

Total Municipal Bonds in Puerto Rico		21,105,511

Total Municipal Bonds — 140.6% (Cost: $604,212,067)		644,511,798

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Michigan — 17.3%

Education — 13.3%
Eastern Michigan University, RB, Series A, 4.00%, 03/01/44	10,000	11,308,014
Michigan Finance Authority, RB, Series A, 5.00%, 11/01/44	10,002	11,490,220
Michigan Finance Authority, Refunding RB, AMT, Series 25-A, 4.00%, 11/01/28	8,750	9,035,089
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/44(g)	5,750	7,111,329
University of Michigan, Refunding RB, 5.00%, 04/01/46	10,000	11,683,788
Wayne State University, RB, Series A, 5.00%, 11/15/43(g) .	8,530	10,505,268

		61,133,708

State — 1.3%
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	5,150	5,908,026

Security	Par (000)	Value

Utilities — 2.7%
Lansing Board of Water & Light, Refunding RB, Series A, 5.00%, 07/01/44	$10,000	$12,372,915

Total Municipal Bonds in Michigan		79,414,649

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 17.3% (Cost: $72,955,180)		79,414,649

Total Long-Term Investments — 157.9% (Cost: $677,167,247)		723,926,447

	Shares

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	816,006	816,087

Total Short-Term Securities — 0.2% (Cost: $816,087)		816,087

Total Investments — 158.1% (Cost: $677,983,334)		724,742,534

Other Assets Less Liabilities — 1.4%		6,556,884

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.0)%		(41,277,563)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (50.5)%.		(231,509,318)

Net Assets Applicable to Common Shares — 100.0%		$458,512,537

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	When-issued security.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	Zero-coupon bond.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2026 to February 15, 2027, is $9,881,914.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,854,776	$—	$(2,038,396	)(a)	$676	$(969)	$816,087	816,006	$24	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$644,511,798	$—	$644,511,798
Municipal Bonds Transferred to Tender Option Bond Trusts	—	79,414,649	—	79,414,649
Short-Term Securities
Money Market Funds	816,087	—	—	816,087

	$816,087	$723,926,447	$—	$724,742,534

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(41,267,055)	$—	$(41,267,055)
VRDP Shares at Liquidation Value	—	(231,900,000)	—	(231,900,000)

	$—	$(273,167,055)	$—	$(273,167,055)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

5